INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INVENTORIES
Raw materials		¥ 109,383,340		¥ 151,975,367
Works in progress		57,688		1,481,938
Finished goods		32,725,151		25,175,994
Inventories		142,166,179	$ 21,787,920	178,633,299
Loss on inventories damaged from a warehouse fire accident	¥ 18,254,406
Write-downs made	¥ 0	¥ 5,809,583		¥ 10,491,137